RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

16.  RELATED PARTY BALANCES AND TRANSACTIONS

Nature of the relationships with related parties:

Name	Relationship with the Company
Kaiming Hu	Previous owner of NBpay group, over 10% share holder of Mercurity

(a)	As of December 31, 2020, the following balance was due from the related party:

As of December 31,
Net Amount due from the related party	2020
US$
Kaiming Hu (i)	635,049
(i)	The amounts represent the receivables of $665,916 due from Mr. Kaiming Hu related to capital contribution and $30,866 payable to Mr. Kaiming Hu for payroll tax reimbursement.